Consolidated Statements of Loss and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operations Expense
Resource evaluation	$ 10,811
Salaries, directors' fees and related benefits	4,129	$ 2,933
Share-based compensation	1,842	1,558
Public company and public relations	1,381	1,233
Professional fees	892	1,444
Office and administration	798	580
Depreciation	224	122
Loss from Operations	20,077	7,870
Other Expenses (Income)
Finance costs - net	1,044	1,532
Loss (gain) on foreign exchange	(1)	12
Loss on debenture modification		2,004
Loss (gain) on disposal of assets	142	(383)
Gain on financial asset fair value	(408)	(264)
Asset impairment		47,168
Other income	(24)	(36)
Total Other Expenses	753	50,033
Total Loss and Comprehensive Loss for the Period	$ 20,830	$ 57,903
Basic and Diluted Loss per Share (in dollars per share)	$ 0.21	$ 0.86
Weighted Average Number of Shares - basic and diluted (in shares)	100,663,439	67,209,105